LOANS RECEIVABLE (Details Narrative)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)
Loans Receivable
Interest accrued	$ 243,172	¥ 1,682,606	$ 153,860	¥ 1,093,253